Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

40 Subsequent events

After the balance sheet date and as the Iran conflict unfolded, oil, gas and refined products supply from the Middle East have been impacted. Commodity markets showed high volatility, creating uncertainty with regards to prices for oil and gas and refining margins. As at the date of these Consolidated Financial Statements, the conflict has not resulted in a material impact on Eni’s financial position and results of operations. The scale and duration of the conflict remain uncertain but could affect Eni's result, cash flow and financial condition.

On March 19, 2026, Eni initiated a reorganization of Plenitude's shareholding structure, together with the existing shareholders Ares Alternative Credit (affiliates of Ares Management Corporation) and Energy Infrastructure Partners. The aim is to establish a new governance framework based on joint control between Eni and Ares, resulting in the deconsolidation of Plenitude from Eni's financial statements. The transaction is subject to the approval of the competent authorities.